Cover	Jul. 05, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Brand Engagement Network Inc., a Delaware corporation (the “Company”) to amend its Current Report on Form 8-K, filed with the U.S. Securities and Exchange Commission on July 5, 2024 (the “Original Filing”), solely to provide the number of fully-vested restricted shares awarded to Michael Zacharski, which such amount was not previously determinable at the time of the Original Filing. This Amendment does not otherwise amend, update, or change any other disclosure contained in the Original Filing.
Document Period End Date	Jul. 05, 2024
Entity File Number	001-40130
Entity Registrant Name	BRAND ENGAGEMENT NETWORK INC.
Entity Central Index Key	0001838163
Entity Tax Identification Number	98-1574798
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	145 E. Snow King Ave
Entity Address, Address Line Two	PO Box 1045
Entity Address, City or Town	Jackson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	32001
City Area Code	(312)
Local Phone Number	810-7422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BNAIW
Security Exchange Name	NASDAQ